First Trust International Developed Capital Strength ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended	148 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
The International Developed Capital Strength(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.40%	7.84%	8.46%
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	9.46%	9.79%	8.55%	7.10%
First Trust International Developed Capital Strength ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.86%	7.14%	7.66%
Performance Inception Date	Dec. 15, 2020
First Trust International Developed Capital Strength ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.93%	6.43%	6.95%
First Trust International Developed Capital Strength ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.33%	5.25%	5.66%